PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5  -  PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2 0 2 0	2 0 1 9
Cost:
Electronic equipment	$44,149	$38,432
Office furniture and equipment	4,525	4,353
Leasehold improvements	27,678	25,330
	$76,352	$68,115

Accumulated depreciation:
Electronic equipment	$32,019	$28,835
Office furniture and equipment	1,554	1,431
Leasehold improvements	8,611	7,283
	42,184	37,549
Net book value	$34,168	$30,566

Depreciation expenses amounted to $5,875, $5,401 and $5,071 for the years ended December 31, 2020, 2019 and 2018, respectively.